SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement dated December 30, 2015
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the portfolio management of the Funds.

Change in the Small Cap II Fund's Portfolio Management

Under the section titled "Fund Summary," under the heading entitled "Management," under the sub-heading entitled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Falcon Point Capital, LLC	Michael L. Thomas	Since 2015	Senior Portfolio Manager
	James A. Bitzer	Since 2015	Senior Managing Director and Director of Research
	Michael J. Mahoney	Since 2015	Senior Managing Director and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small Cap II Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111 serves as a Sub-Adviser to the Small Cap II Fund. A team of investment professionals manages the portion of the Small Cap II Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point Capital in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000 when Interwoven acquired Neonyoyo, a wireless software startup at which he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

Change in the Small/Mid Cap Equity Fund's Portfolio Management

Under the section titled "Fund Summary," under the heading entitled "Management," under the sub-heading entitled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Axiom International Investors, LLC	David Kim, CFA	Since 2015	Portfolio Manager
	Matthew Franco, CFA	Since 2015	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading entitled "Small/Mid Cap Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Axiom International Investors LLC: Axiom International Investors LLC (Axiom), located at 33 Benedict Place, 2nd Floor, Greenwich, Connecticut 06830 serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund allocated to Axiom. Mr. Matthew Franco is the Lead Portfolio Manager for the Axiom Global and International Micro-Cap Equity Funds and Co-Portfolio Manager for the US Small Cap Equity Strategy and the International Small-Cap Equity Strategy. Mr. Franco was one of the original investment team members at Axiom's inception in 1998. Prior to Axiom, Mr. Franco was an Associate at Columbus Circle Investors, a unit of PIMCO Advisors LP, where he was an Analyst for the International Fund. Mr. Franco was also affiliated with investment boutique R.L. Renck & Company, a small capitalization company specialist firm. Mr. Franco has the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts. Mr. Franco holds a B.S., summa cum laude, in Finance with a concentration in Asian Studies from Saint John's University. Mr. David Kim is the Lead Portfolio Manager for the Axiom US Small Cap Equity Strategy and Co-Portfolio Manager for the Axiom Global and International Micro-Cap Funds. Prior to joining Axiom, Mr. Kim was a Research Analyst for small and micro-capitalization companies at Pinnacle Associates LTD. Mr. Kim is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. Mr. Kim holds a B.S. degree in Business Administration from Georgetown University, with a double major in Finance and International Business. Mr. Kim also attended Georgetown's Corporate Business Program at the Chinese University of Hong Kong.

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-983 (12/15)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement dated December 30, 2015
to the Statement of Additional Information (the "SAI") dated September 30, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the Funds.

Change in Sub-Advisers for the Small Cap II and Small/Mid Cap Equity Funds

Under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "The Sub-Advisers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

AXIOM INTERNATIONAL INVESTORS LLC—Axiom International Investors LLC ("Axiom") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. From its origins in 1998 as an investment adviser specializing in managing international equity portfolios, Axiom has evolved into the global investment firm it is today. Axiom manages global, small cap and emerging market equities with a single guiding philosophy and consistent, disciplined investment process. Axiom's experienced, research-focused team has worked together for an average of 15 years in its sole Greenwich, Connecticut office. Axiom's senior leadership has cultivated a culture of excellence, uncompromising effort and responsive service to meet the goals of the institutional investors it serves. As a 100% employee owned firm, Axiom maintains the independence it needs to focus on delivering alpha through its bottom-up, growth-oriented investment discipline.

FALCON POINT CAPITAL, LLC—Falcon Point Capital, LLC ("Falcon Point") serves as a Sub-Adviser to a portion of the assets of the Small Cap II Fund. Falcon Point is a San Francisco-based SEC-registered investment adviser which was formed with the 2004 buyout of a predecessor firm. The firm provides asset management services to pension plans, endowments, foundations, and high net worth individuals. In November 2004, senior management completed a management buyout of certain strategies and Falcon Point is now 100% employee owned.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading entitled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Axiom

Compensation. SIMC pays Axiom a fee based on the assets under management of the Small/Mid Cap Equity Fund as set forth in an investment sub-advisory agreement between Axiom and SIMC. Axiom pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small/Mid Cap Equity Fund. The following information relates to the period ended September 30, 2015.

Axiom is 100% employee owned with equity partnership distributed among 17 key individuals at the firm. All 7 portfolio managers at Axiom are equity partners. Andrew Jacobson, Chief Investment Officer and Portfolio Manager is the majority shareholder and will remain in that capacity.

Axiom offers a comprehensive benefit package and profit-sharing plan with the added incentive of firm ownership. All of Axiom's employees receive a base salary. In addition, employees are eligible to participate in a profit sharing pool. Participation in that pool is a function of overall firm performance as well as individual contribution to that performance. Individual contribution is measured through a combination of short-term and long-term factors. Long-term factors include tenure, position and scope of responsibilities. Short-term factors include recent success meeting relevant operating targets, whether they are investment performance, trade execution metrics or administrative.

Portfolio Managers' performance is viewed in the context of the entire strategy they are responsible for managing, not any one particular account. Given the variability in tax situations of Axiom's underlying clients, Axiom typically views performance on a pre-tax basis when making strategy wide assessments. Additionally, Axiom takes into consideration the performance of its strategies relative to specific benchmarks, in the case of small cap growth, the Russell 2000 Growth Index.

The ability to attain equity ownership is a key determinant in the stability of its investment team. Axiom maintains competitive salaries and pays bonuses twice per year, once in February and once in August, in order to keep employees continually focused on delivering top performance. Axiom's compensation structure reflects its commitment to maintaining a highly professional investment organization.

Ownership of Fund Shares.  As of November 30, 2015, Axiom's portfolio managers did not beneficially own any shares of the Small/Mid Cap Equity Fund.

Other Accounts. As of September 30, 2015, in addition to the Small/Mid Cap Equity Fund, Axiom's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Kim, CFA	0	$0	7		$208.00	1	$14.93
	0	$0	2	*	$127.71	0	$0
Matthew Franco, CFA	0	$0	8		$225.27	1	$14.93
	0	$0	2	*	$127.71	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Axiom has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Falcon Point

Compensation. SIMC pays Falcon Point a fee based on the assets under management of the Small Cap II Fund as set forth in an investment sub-advisory agreement between Falcon Point and SIMC. Falcon Point pays its professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap II Fund. The following information relates to the period ended September 30, 2015.

Portfolio Managers and Analysts are paid competitive salaries and have the ability to earn annual bonuses. Annual bonuses are based on a set of criteria including company growth and profitability, overall performance relative to appropriate index benchmarks and personal objectives relating to individual contribution and leadership. Employees who are also shareholders receive a portion of their compensation from ownership interests in Falcon Point. Base salaries are not based on performance or assets of the Small Cap II Fund and other specific accounts and bonuses are not based solely on the performance of the Small Cap II Fund.

Ownership of Fund Shares. As of September 30, 2015, Falcon Point's portfolio managers did not beneficially own any shares of the Small Cap II Fund.

Other Accounts. As of September 30, 2015, in addition to the Small Cap II Fund, Falcon Point's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Michael L. Thomas**	2	$138.47	1		$14.00	14		$354.92
James A. Bitzer	1	$10.06	3		$8.83	5		$116.22
	0	$0	3	*	$8.83	1	*	$9.02
Michael J. Mahoney	0	$0	1		$2.51	1		$1.39
	0	$0	1	*	$2.51	1	*	$1.39

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  These accounts are not subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, may track the same benchmarks or indices as the Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund. To address and manage these potential conflicts of interest, Falcon Point has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

Other than as set forth herein, there are no other changes to the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-984 (12/15)